UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period July 1, 2025 to September 30, 2025

Date of Report (Date of earliest event reported) October 24, 2025

Commission File Number of securitizer: 025-07921

Central Index Key Number of securitizer: 0002083697

VMC Asset Depositor III, LLC

(Exact name of securitizer as specified in its charter)

Danny Rosenberg

(202) 534-1815

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☒

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☐ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: __________________________

Central Index Key Number of issuing entity (if applicable): __________________________

Central Index Key Number of underwriter (if applicable): __________________________

Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT

PART I: REPRESENTATION AND WARRANTY INFORMATION

Item 1.01 Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure

N/A

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i).

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1

N/A

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third-Party Due Diligence Report Obtained by the Issuer

N/A

Item 2.02 Findings and Conclusions of a Third-Party Due Diligence Report Obtained by the Underwriter

N/A

SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: October 24, 2025

VMC ASSET DEPOSITOR III, LLC

By:	/s/ Danny Rosenberg
	Name:	Danny Rosenberg
	Title:	Chief Financial Officer